As filed with the Securities and Exchange Commission on April 18, 2005.

                                                            File Nos. 333-122104
                                                                      811-08228

                      US SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|
         Pre-Effective Amendment No. _____                    |3|
         Post-Effective Amendment No. ____                    |_|

                                  TIMOTHY PLAN
                ------------------------------------------------
                (Name of Registrant as Specified in Its Charter)

                                  800-846-7526
                  ---------------------------------------------
                  (Registrant's Area Code and Telephone Number)

                1304 WEST FAIRBANKS AVENUE, WINTER PARK, FL 32789
   --------------------------------------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip)

                               TERRY COVERT, ESQ.
                1304 WEST FAIRBANKS AVENUE, WINTER PARK, FL 32789
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                              MERRILL STEINER, ESQ.
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                           PHILADELPHIA, PA 19103-7098

                              DAVID D. JONES, ESQ.
                           DAVID JONES & ASSOC., P.C.
                            395 SAWDUST ROAD, # 2148
                             THE WOODLANDS, TX 77380

Title of Securities being Registered: Class A shares of beneficial interest of the Timothy Plan Large/Mid-Cap Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant proposes that this registration statement shall become effective on April 18, 2005 in accordance with section 8(a) of the Securities Act of 1933 or on such date as the Commission acting pursuant to said section 8(a), may determine.


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

                                     Part A
                       COMBINED PROSPECTUS/PROXY STATEMENT
                              Dated April 18, 2005

                        Acquisition of the Assets of the
                           NOAH FUND Equity Portfolio
                   a series of the NOAH Investment Group, Inc.

                      By and in exchange for shares of the
                     Timothy Plan Large/Mid-Cap Growth Fund
                          a series of the Timothy Plan
                                  (Registrant)

Part A to this Pre-Effective Amendment # 3 to Registration Statement on Form N-14 is incorporated herein by reference to Part A of Registrant's Pre-Effective Amendment # 2 to Registration Statement on Form N-14, previously filed on April 11, 2005

--------------------------------------------------------------------------------

                                     Part B
                       STATEMENT OF ADDITIONAL INFORMATION
                              Dated April 18, 2005

                        Acquisition of the Assets of the
                           NOAH FUND Equity Portfolio
                   a series of the NOAH Investment Group, Inc.

                      By and in exchange for shares of the
                     Timothy Plan Large/Mid-Cap Growth Fund
                          a series of the Timothy Plan
                                  (Registrant)

Part B to this Pre-Effective Amendment # 3 to Registration Statement on Form N-14 is incorporated herein by reference to Part B of Registrant's Pre-Effective Amendment # 2 to Registration Statement on Form N-14, previously filed on April 11, 2005

--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION
                              Dated April 18, 2005

                        Acquisition of the Assets of the
                           NOAH FUND Equity Portfolio
                   a series of the NOAH Investment Group, Inc.

                      By and in exchange for shares of the
                     Timothy Plan Large/Mid-Cap Growth Fund
                          a series of the Timothy Plan
                                  (Registrant)

ITEM 15. INDEMNIFICATION

Item 15 of Part C to this Pre-Effective Amendment # 3 to Registration Statement on Form N-14 is incorporated herein by reference to Item 15, Pat C of Registrant's Pre-Effective Amendment # 2 to Registration Statement on Form N-14, previously filed on April 11, 2005

ITEM 16. EXHIBITS

(1) Agreement and Declaration of Trust of Registrant was previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and is incorporated by reference herein.

(2) By-Laws of Registrant was previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and is incorporated by reference herein.

(3)   Not Applicable

(4) Agreement and Plan of Reorganization, dated December 20, 2004, by and between Registrant, on behalf of the Timothy Plan Large/Mid-Cap Growth Fund and The NOAH Investment Group, Inc., on behalf of the NOAH FUND Equity Portfolio, is included as Exhibit 1 to Part A of this Registration Statement and is incorporated by reference herein.

(5) Reference is made to the Agreement and Declaration of Trust of Registrant, previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and incorporated by reference herein.

(6)   Investment Advisory Agreements Relating to Transaction.

      (a) Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is incorporated by reference herein.

      (b) Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 8, is incorporated by reference herein.

      (c) Registrant's Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is incorporated by reference herein .

      (d) Registrant's Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is incorporated by reference herein.

      (e) Registrant's Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is incorporated by reference herein.

      (f) Registrant's Sub-Advisory Agreement dated October 1, 2000 with Timothy Partners, Ltd. and Rittenhouse Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on August 17, 2001, is incorporated by reference herein.

(7) Registrant's Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd. was previously filed as an Exhibit to Registrant's Post-Effective No. 6 and is incorporated by reference herein.

(8)   Not Applicable

(9) Registrant's Custodian Agreement was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 and is incorporated by reference herein.

(10) Registrant's Plan of Distribution for Class A Shares was was previously filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 and is incorporated by reference herein. Registrant's Multiple Class Plan pursuant to Rule 18f-3 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 and is incorporated by reference herein.

(11) Opinion and Consent of David Jones & Assoc., P.C. as to the legality of securities being registered was previously filed as an Exhibit to Registrant's post-Effective Amendment # 20 and is incorporated by reference herein.

(12)  Opinions and Consents of Counsel Relating to Tax Matters

      (a) Opinion and Consent of David Jones & Assoc., P.C.- which was filed on April 11, 2005 as an Exhibit to Registrant's Post-Effective No. 2 to Registration Statement on Form N-14, is incorporated by reference herein (b) Opinion and Consent of Stradley Ronon Stevens & Young, LLP - which was filed on April 11, 2005 as an Exhibit to Registrant's Post-Effective No. 2 to Registration Statement on Form N-14, is incorporated by reference herein

      (13)  Not Applicable

(14)  Other Opinions and Consents

      (a)   Consent of Sanville & Co.- filed herein as Exhibit 14A

      (b)   Consent of Tait, Weller & Baker- filed herein as Exhibit 14B

(15)  Not Applicable

(16) Powers of Attorney were filed as an Exhibit to Registrant's Post-Effective Amendment No. 20 on March 5, 2004 and are incorporated by reference herein.

(17)  Not Applicable

ITEM 17. UNDERTAKINGS

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by the persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment will be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the city of Winter Park and the State of Florida on April 18, 2005.

THE TIMOTHY PLAN


By: /s/ Arthur D. Ally
---------------------------------
ARTHUR D. ALLY
Chairman, President and Treasurer

As required by the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                          Date


/s/  Arthur D. Ally              Chairman, President            April 18, 2005
-------------------              & Treasurer-Trustee
ARTHUR D. ALLY


/s/  Joseph E. Boatwright*       Trustee, Secretary             April 18, 2005
--------------------------
JOSEPH E. BOATWRIGHT


/s/  Matthew D. Staver*          Trustee                        April 18, 2005
-----------------------
MATHEW D. STAVER


/s/  Wesley W. Pennington*       Trustee                        April 18, 2005
--------------------------
WESLEY W. PENNINGTON


/s/  Charles E. Nelson*          Trustee                        April 18, 2005
-----------------------
CHARLES E. NELSON


/s/  Scott Preissler, Ph.D.*     Trustee                        April 18, 2005
----------------------------
SCOTT PREISSLER, Ph.D.


/s/  Alan M. Ross*               Trustee                        April 18, 2005
------------------
Alan M. Ross


/s/  Richard W. Copeland*        Trustee                        April 18, 2005
-------------------------
RICHARD W. COPELAND


/s/  William W. Johnson*         Trustee                        April 18, 2005
------------------------
WILLIAM W. JOHNSON

/s/  Kathryn T. Martinez*        Trustee                        April 18, 2005
-------------------------
KATHRYN T. MARTINEZ


/s/  John C. Mulder*             Trustee                        April 18, 2005
--------------------
JOHN C. MULDER


/s/  David J. Tolliver*          Trustee                        April 18, 2005
-----------------------
DAVID J. TOLLIVER

*  By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

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Exhibit Index

EX. 14A- Form of Consent of Sanville & Co..
EX. 14B- Form of Consent of Tait, Weller & Baker
EX. 12A- Form of Consent of Sanville & Co.


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